Operating segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Information of income and expense for each operating segment
(a)	Segment information

The	general descriptions by operating segments as of December 31, 2021 are as follows:

Segment	Description
Banking	Credit to customers, lending to and receiving deposits from customers, and their accompanying work

Credit card	Sales of credit cards, cash services, card loan services, installment financing, lease and their accompanying work

Securities	Securities trading, consignment trading, underwriting and their accompanying work

Life insurance	Life insurance business and their accompanying work

Credit	Facility rental, new technology business financing, others and their accompanying work

Others	Business segments that do not belong to the above segments, such as real estate trust, investment advisory services, venture business investment and other remaining business
(b)	The following tables provide information of income and expense for each operating segment for the years ended December 31, 2019, 2020 and 2021:

	2019
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,989,462	1,753,966	457,852	1,647,795	127,094	470	(238,675)	9,737,964
Net fees and commission income		950,389	403,259	351,303	167,324	11,160	261,084	(4,000)	2,140,519
Reversal of (provision for) allowance for credit loss		(389,004)	(566,415)	1,325	(797)	747	(25,777)	(771)	(980,692)
General and administrative expenses		(3,177,158)	(745,848)	(511,418)	(443,013)	(47,734)	(287,356)	77,853	(5,134,674)
Other income (expense), net		(211,882)	(33,204)	(59,006)	(786,103)	64,273	64,999	244,056	(716,867)
Operating income		3,161,807	811,758	240,056	585,206	155,540	13,420	78,463	5,046,250
Equity method income (loss)		(764)	—	18,163	(1,296)	11,886	379	24,919	53,287
Income tax expense		718,650	205,863	68,311	187,608	40,009	33,204	15,479	1,269,124

Profit for the year	~~W~~	2,256,652	609,582	220,764	395,325	126,050	(25,791)	59,802	3,642,384

Controlling interest	~~W~~	2,256,576	609,350	220,850	395,325	126,050	(25,791)	(178,863)	3,403,497
Non-controlling interests		76	232	(86)	—	—	—	238,665	238,887

	2020
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	6,037,632	1,755,039	517,044	1,608,953	158,817	7,805	(202,590)	9,882,700
Net fees and commission income		822,408	483,486	544,183	162,284	21,346	347,004	2,222	2,382,933
Reversal of (provision for) allowance for credit loss		(690,084)	(483,883)	(111,796)	(12,236)	(63,429)	(22,522)	1,771	(1,382,179)
General and administrative expenses		(3,237,641)	(698,796)	(565,485)	(463,439)	(58,494)	(314,097)	125,479	(5,212,473)
Other income (expense), net		(130,488)	(169,304)	(11,348)	(727,530)	120,735	140,138	36,552	(741,245)
Operating income		2,801,827	886,542	372,598	568,032	178,975	158,328	(36,566)	4,929,736
Equity method income (loss)		(811)	—	37,760	(1,244)	32,133	(2,489)	94,184	159,533
Income tax expense		673,972	251,357	48,464	156,698	49,211	44,883	31,210	1,255,795

Profit for the year	~~W~~	1,999,002	703,305	154,531	457,116	160,583	112,992	(89,453)	3,498,076

Controlling interest	~~W~~	1,998,563	703,204	154,772	457,116	160,583	112,992	(172,635)	3,414,595
Non-controlling interests		439	101	(241)	—	—	—	83,182	83,481

	2021
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	6,738,165	1,799,153	517,296	1,620,266	231,679	68,991	(206,225)	10,769,325
Net fees and commission income		818,426	634,716	601,793	170,781	28,812	415,212	5,257	2,674,997
Reversal of (provision for) allowance for credit loss		(364,291)	(442,668)	(80,134)	(21,760)	(34,064)	(35,421)	3,653	(974,685)
General and administrative expenses		(3,409,144)	(790,733)	(696,278)	(557,292)	(80,056)	(366,149)	156,564	(5,743,088)
Other income (expense), net		(305,508)	(179,695)	234,209	(660,416)	194,564	177,912	(235,519)	(774,453)
Operating income		3,477,648	1,020,773	576,886	551,579	340,935	260,545	(276,270)	5,952,096
Equity method income (loss)		25,401	(1,109)	65,341	(739)	29,644	16,201	23,861	158,600
Income tax expense		821,201	266,798	94,864	139,106	94,329	71,120	(16,382)	1,471,036

Profit for the year	~~W~~	2,417,880	771,757	320,662	391,637	274,855	205,880	(270,043)	4,112,628

Controlling interest	~~W~~	2,417,361	770,457	320,783	391,637	274,855	205,880	(361,719)	4,019,254
Non-controlling interests		519	1,300	(121)	—	—	—	91,676	93,374

(c)	Interest gains and losses from segment external customers and cross-sector interest gains and losses for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	5,995,097	1,781,266	450,268	1,647,988	137,179	(34,018)	(239,816)	9,737,964
Internal transactions		(5,635)	(27,300)	7,584	(193)	(10,085)	34,488	1,141	—

	~~W~~	5,989,462	1,753,966	457,852	1,647,795	127,094	470	(238,675)	9,737,964

	2020
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	6,037,205	1,809,149	526,167	1,605,575	169,192	(54,902)	(209,686)	9,882,700
Internal transactions		427	(54,110)	(9,123)	3,378	(10,375)	62,707	7,096	—

	~~W~~	6,037,632	1,755,039	517,044	1,608,953	158,817	7,805	(202,590)	9,882,700

	2021
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	6,741,279	1,849,209	534,969	1,617,186	241,035	781	(215,134)	10,769,325
Internal transactions		(3,114)	(50,056)	(17,673)	3,080	(9,356)	68,210	8,909	—

	~~W~~	6,738,165	1,799,153	517,296	1,620,266	231,679	68,991	(206,225)	10,769,325

(*)	Consolidated adjustment to net interest income from external customers is from the securities and others which were measured in fair values as a part of business combination accounting.

(d)	The following tables provide information of net fees and commission income (expense) of each operating segment for the years ended December 31, 2019, 2020 and 2021.

	2019
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	974,636	436,523	361,526	175,171	12,241	180,422	—	2,140,519
Internal transactions		(24,247)	(33,264)	(10,223)	(7,847)	(1,081)	80,662	(4,000)	—

	~~W~~	950,389	403,259	351,303	167,324	11,160	261,084	(4,000)	2,140,519

	2020
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	859,225	531,394	553,308	173,865	22,381	242,760	—	2,382,933
Internal transactions		(36,817)	(47,908)	(9,125)	(11,581)	(1,035)	104,244	2,222	—

	~~W~~	822,408	483,486	544,183	162,284	21,346	347,004	2,222	2,382,933

	2021
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	863,879	681,129	615,414	181,345	27,351	305,879	—	2,674,997
Internal transactions		(45,453)	(46,413)	(13,621)	(10,564)	1,461	109,333	5,257	—

	~~W~~	818,426	634,716	601,793	170,781	28,812	415,212	5,257	2,674,997

Financial information of geographical area
(e)	Financial information of geographical area
The following table provides information of income from external consumers by geographical area for the years ended December 31, 2019, 2020 and 2021.

	2019		2020	2021
Domestic	~~W~~	4,378,239	4,436,252	5,404,278
Overseas		668,011	493,484	547,818

	~~W~~	5,046,250	4,929,736	5,952,096

The following table provides information of
non-current
assets by geographical area as of December 31, 2020 and 2021.

	2020		2021
Domestic	~~W~~	9,734,468	10,029,650
Overseas		351,083	336,687

	~~W~~	10,085,551	10,366,337

(*)	Non-current assets comprise property and equipment, intangible assets and investment properties.